6. DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2013
Investments, All Other Investments [Abstract]
Assumptions for valuation of warrants
	As of
	Date of issuance February 14, 2013	Date of issuance August 14, 2013	Date of issuance August 15, 2013	September 30, 2013
Fair market price of common stock	$3.75	$4.50	$4.50	$6.50
Contractual term	5 years	5 years	5 years	4.38 – 4.87 years
Risk-free interest rate	0.86%	1.48%	1.48%	1.41%
Expected volatility	101%	106%	106%	96%-102%